Non-controlling interest (Tables)	3 Months Ended
Nov. 30, 2023
Notes and other explanatory information [abstract]
Schedule of summarized financial information

	Three months ended November 30,
Income Statement	2023	2022
Revenue	$9,404	$9,718
Depreciation	484	193
Accretion expense	140	163
Income tax expense	1,191	1,486
Comprehensive income for the period	2,061	3,662

Statement of Financial Position	November 30, 2023	August 31, 2023
Current assets	$11,542	$11,238
Non-current assets	67,696	64,762
Current liabilities	(13,248)	(12,113)
Non-current liabilities	(6,354)	(5,301)
Advances from parent, net	(34,971)	(36,049)

	Three months ended November 30,
Statement of Cash Flows	2023	2022
Cash provided by operating activities	$6,110	$8,005
Cash used in investing activities	(4,057)	(6,209)
Cash used in financing activities	(1,089)	(48)